Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased	12 Months Ended
Dec. 31, 2017
Trading Securities Balance Sheet Reported Amounts [Abstract]
Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased

NOTE 6 – Financial Instruments Owned and Financial Instruments Sold, But Not Yet Purchased

The components of financial instruments owned and financial instruments sold, but not yet purchased, at December 31, 2017 and 2016, are as follows (in thousands):

	December 31,
	2017	2016
Financial instruments owned:
U.S. government securities	$13,466	$9,951
U.S. government agency securities	147,223	89,833
Mortgage-backed securities:
Agency	329,691	305,774
Non-agency	75,154	28,402
Corporate securities:
Fixed income securities	329,179	269,561
Equity securities	46,802	32,044
Sovereign debt	32,470	30,385
State and municipal securities	169,699	159,095
	$1,143,684	$925,045
Financial instruments sold, but not yet purchased:
U.S. government securities	$442,402	$362,536
U.S. government agency securities	10,348	20,549
Mortgage-backed securities:
Agency	86,612	94,552
Non-agency	—	1
Corporate securities:
Fixed income securities	180,755	175,301
Equity securities	38,510	18,395
Sovereign debt	20,236	27,667
State and municipal securities	—	31
	$778,863	$699,032

At December 31, 2017 and 2016, financial instruments owned in the amount of $810.3 million and $992.9 million, respectively, were pledged as collateral (on a settlement-date basis) for our repurchase agreements and short-term borrowings. Financial instruments owned on a settlement-date basis were $1.3 billion at December 31, 2016. Our financial instruments owned are presented on a trade-date basis in the consolidated statements of financial condition.

Financial instruments sold, but not yet purchased, represent obligations of our company to deliver the specified security at the contracted price, thereby creating a liability to purchase the security in the market at prevailing prices in future periods. We are obligated to acquire the securities sold short at prevailing market prices in future periods, which may exceed the amount reflected in the consolidated statements of financial condition.